Finance leases (Tables)	12 Months Ended
Dec. 31, 2022
Finance Leases
Schedule of outstanding principal balances on finance lease facility

	As of December 31
In thousands of U.S. Dollars	2022	2021
Japanese Leases No.1 and 2	—	21,677
Japanese Lease No.3	—	10,747
CMBFL Leases No.1 to 4	—	65,187
Ocean Yield ASA	—	50,320
Japanese Lease No.4	—	19,942
China Huarong Leases	—	37,385
CMBFL / Shandong	59,930	65,625
Finance lease obligations	59,930	270,883
Amounts representing interest and deferred finance fees	(14,430)	(44,428)
Finance lease obligations, net of interest and deferred finance fees	45,500	226,455
Current portion of finance lease obligations	1,976	21,783
Current portion of deferred finance fees	(119)	(699)
Non-current portion of finance lease obligations	44,328	207,592
Non-current portion of deferred finance fees	(685)	(2,221)
Total finance lease obligations, net of deferred finance fees	45,500	226,455

Schedule of future minimum lease payments required under the finance lease facilities

Maturity analysis of the Company’s finance lease facilities for each year are as follows:

As of
In thousands of U.S. Dollars	December 31, 2022
2023	5,694
2024	5,710
2025	5,694
2026	5,486
2027 - 2029	37,346
Finance lease obligations	59,930
Amounts representing interest and deferred finance fees	(14,430)
Finance lease obligations, net of interest and deferred finance fees	45,500

Schedule of Assets under Finance Leases

Assets recorded under finance leases consist of the following:

	As of December 31
In thousands of U.S. Dollars	2022	2021
Vessels and vessel equipment, net of accumulated depreciation	53,545	326,600
Deferred drydock expenditures, net of accumulated amortization	598	5,353
Advances for ballast water systems	—	1,080
	54,143	333,033